U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

February 9, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	TRUST FOR PROFESSIONAL MANAGERS (the “Trust”)
Securities Act Registration No: 333-62298
Investment Company Act Registration No: 811-10401
Snow Capital Small Cap Value Fund (S000030269)
Snow Capital Opportunity Fund (S000011970)

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Snow Capital Small Cap Value Fund and the Snow Capital Opportunity Fund (the “Funds”), is Post-Effective Amendment No. 602 and Amendment No. 604 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of adding specific disclosure related to variations in Fund sales charge waivers by a financial intermediary and to add certain financial information.

The Trust is requesting that this filing be considered for Template Filing Relief.  The additional registration statements that intend to rely on this relief (“Replicate Filings”), as series of the Trust are the Snow Capital Focused Value Fund and the Snow Capital Dividend Plus Fund (the “Snow Capital Funds”) as well as the Marketfield Fund (the “Marketfield Fund”).

The Trust represents upon requesting the Template Filing Relief that:

• The disclosure changes in the Template filing are substantially identical to disclosure changes that will be made in the Replicate filings.

• The Replicate filings will incorporate changes made to the disclosure included in the Template filing to resolve any staff comments thereon.

• The Replicate filings will not include any other changes that would otherwise render them ineligible for filing under rule 485(b).

If Template Filing Relief is granted the Trust will make subsequent filings pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 for the Snow Capital Funds and the Marketfield Fund.

Securities and Exchange Commission
February 9, 2017

Please note that the Staff last provided a full review of the Trust’s registration statement relating to the Funds filed as Post-Effective Amendment No. 199 to the Trust’s Registration Statement on August 25, 2010, and the Trust responded to the Staff’s comments in Post-Effective Amendment No. 208 to the Trust’s Registration Statement filed on November 5, 2010.  Therefore, pursuant to Investment Company Act Release No. IC-13768, we hereby request the Amendment be afforded selective review limited to only those sections of the registration statement related to the disclosure to add variations in Fund sales charge waivers by a financial intermediary.  Selective review would serve to expedite the review process for the Funds as well as use the Staff’s time more effectively.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures